Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (61,982)	$ (444,116)	$ (11,079)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Goodwill impairment		386,154
Impairment of other long-lived assets	1,447	6,985	776
Depreciation and amortization	56,096	49,560	50,942
Stock-based compensation	30,977	20,204	20,564
Foreign currency transaction loss (gain)	3,446	(8,718)	(1,900)
Gain from sale of investments			(3,578)
Gain from step acquisition	(14,400)
Share in (profits) losses of associated companies	(949)	3,939	412
Revaluation of investments	(1,301)
Other non-cash items, net	2,914	(2,552)	(103)
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(25,003)	29,465	4,967
Inventories	(53)	37,120	(48,647)
Other current assets and prepaid expenses	(14,976)	10,147	(2,936)
Other non-current assets	4,465	(1,040)	5,807
Accounts payable	28,492	(24,534)	(13,114)
Other current liabilities	41,393	(10,033)	(7,273)
Deferred revenues	8,872	(6,398)	(3,779)
Deferred income taxes, net and uncertain tax positions	(12,380)	(20,299)	3,161
Other non-current liabilities	(11,234)	1,918	(5,413)
Net cash provided by (used in) operating activities	35,824	27,802	(11,193)
Cash flows from investing activities
Cash paid for business combinations, net of cash acquired	(20,553)	(29,115)
Purchase of property and equipment	(24,981)	(26,943)	(22,420)
Investments in short-term bank deposits	(361,000)	(27,000)	(28,300)
Proceeds from short-term bank deposits	129,000	28,300
Proceeds from sale of equity method investment		3,175
Net proceeds from divestitures of subsidiaries and associated companies		1,000	4,909
Investments in non-marketable equity securities	(11,779)
Purchase of intangible assets	(1,770)	(2,070)	(2,752)
Other investing activities	(82)	28	(20,963)
Net cash used in investing activities	(291,165)	(52,625)	(69,526)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	218,850
Proceeds from exercise of stock options	8,055	228	5,284
Repayment of bank loan			(27,293)
Other financing activities	406
Net cash provided by (used in) financing activities	227,311	228	(22,009)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(893)	3,214	2,591
Net change in cash, cash equivalents and restricted cash	(28,923)	(21,381)	(100,137)
Cash, cash equivalents and restricted cash, beginning of year	272,216	293,597	393,734
Cash, cash equivalents and restricted cash, end of year	243,293	272,216	293,597
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	243,179	272,092	293,484
Restricted cash included in other current assets	114	124	113
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	243,293	272,216	293,597
Cash paid during the year for:
Income taxes, net of tax refunds	2,418	1,140	10,730
Interest			449
Non-cash investing activities:
Transfer of inventories to fixed assets	2,673	4,138	3,307
Transfer of fixed assets to inventories	977	410	322
Contingent consideration	17,985	37,400
Issuance of shares as part of Origin acquisition (Refer to Note 2)		$ 26,636